INCOME TAXES (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Bad debts provision	$ 10,977,413	$ 22,321,714
Accrued expenses	10,190,820	7,412,564
Government subsidy	2,819,480	5,195,226
Inventory write-down	6,110,751	14,725,522
Advance to suppliers provision	2,795,907	4,743,039
Warranty provision	15,481,032	20,434,130
Net operating loss carryforwards	22,263,085	45,569,006
Others	5,290,721	7,177,713
Total gross deferred tax assets	75,929,209	127,578,914
Valuation allowance on deferred tax assets	(19,250,271)	(52,475,082)	(55,702,812)	(10,544,364)
Deferred tax assets, net of valuation allowance	56,678,938	75,103,832
Deferred tax liabilities:
Unrealized foreign exchange gain	(1,289,029)	(3,700,667)
Property, plant and equipment	(15,028,011)
Build-to-sell project assets	(1,554,230)
Total deferred tax liabilities	(17,871,270)	(3,700,667)
Net deferred tax assets	38,807,668	71,403,165
Analysis as:
Current deferred tax assets	25,701,241	24,202,561
Noncurrent deferred tax assets	30,977,697	50,901,271
Current deferred tax liabilities, included in accrued expenses and other current liabilities	(2,843,259)	(3,700,667)
Noncurrent deferred tax liabilities, included in other noncurrent liabilities	(15,028,011)
Net deferred tax assets	38,807,668	71,403,165
Deferred tax liabilities from acquisitions of certain manufacturing facilities and project assets held for development	$ 14,011,851